Fair Value Measurements	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASURMENTS
NOTE 5:-	FAIR VALUE measurments

In accordance with ASC 820, the Company measures its investment in marketable securities and foreign currency derivative contracts at fair value. Generally, equity funds are classified within Level 1, this is because these assets are valued using quoted prices in active markets. Foreign currency derivative contracts, certain corporate bonds and convertible bonds are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Contingent consideration is classified within Level 3. The Company values the Level 3 contingent consideration using discounted cash flow of the expected future payments, whose inputs include interest rate.

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$12,929	$-	$12,929
Convertible bonds	-	1,209	-	1,209

Total financial assets	$-	$14,138	$-	$14,138

Liabilities:
Contingent consideration	$-	$-	$1,333	$1,333

Total financials liabilities	$-	$-	$1,333	$1,333

	June 30, 2018
	Fair value measurements using input type Unaudited
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$10,753	$-	$10,753
Convertible bonds	-	1,166	-	1,166

Total financial assets	$-	$11,919	$-	$11,919

Liabilities:
Contingent consideration	$-	$-	$504	$504

Total financials liabilities	$-	$-	$504	$504

Fair value measurements using significant unobservable inputs (Level 3):

	June 30,	December 31,
	2018	2017
	Unaudited

Opening balance	$1,333	$3,088
Payment of contingent consideration	(946)	(2,109)
Increase in fair value of contingent consideration	139	1,587
Decrease in fair value of contingent consideration	-	(1,287)
Decrease in liability against other receivables	-	(118)
Amortization of interest and exchange rate	(22)	172

Closing balance	$504	$1,333